Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	ALLIANZ FUNDS
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2020
Document Effective Date	Aug. 27, 2020
Prospectus Date	Aug. 27, 2020
AllianzGI Dividend Value Fund | R6
Prospectus:
Trading Symbol	ANDVX
AllianzGI Dividend Value Fund | P
Prospectus:
Trading Symbol	ADJPX
AllianzGI Dividend Value Fund | R
Prospectus:
Trading Symbol	PNERX
AllianzGI Dividend Value Fund | Institutional
Prospectus:
Trading Symbol	NFJEX
AllianzGI Dividend Value Fund | C
Prospectus:
Trading Symbol	PNECX
AllianzGI Dividend Value Fund | A
Prospectus:
Trading Symbol	PNEAX
AllianzGI Dividend Value Fund | Administrative
Prospectus:
Trading Symbol	ANDAX
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX
AllianzGI Focused Growth Fund | P
Prospectus:
Trading Symbol	AOGPX
AllianzGI Focused Growth Fund | R
Prospectus:
Trading Symbol	PPGRX
AllianzGI Focused Growth Fund | Institutional
Prospectus:
Trading Symbol	PGFIX
AllianzGI Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
AllianzGI Focused Growth Fund | Administrative
Prospectus:
Trading Symbol	PGFAX
AllianzGI Focused Growth Fund | A
Prospectus:
Trading Symbol	PGWAX
AllianzGI Global Small-Cap Fund | P
Prospectus:
Trading Symbol	ARSPX
AllianzGI Global Small-Cap Fund | Institutional
Prospectus:
Trading Symbol	DGSCX
AllianzGI Global Small-Cap Fund | C
Prospectus:
Trading Symbol	RGSCX
AllianzGI Global Small-Cap Fund | A
Prospectus:
Trading Symbol	RGSAX
AllianzGI Health Sciences Fund | Institutional Class
Prospectus:
Trading Symbol	HLHIX
AllianzGI Health Sciences Fund | C
Prospectus:
Trading Symbol	RCGHX
AllianzGI Health Sciences Fund | A
Prospectus:
Trading Symbol	RAGHX
AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
AllianzGI Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX
AllianzGI Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
AllianzGI Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
AllianzGI International Value Fund | R6
Prospectus:
Trading Symbol	ANAVX
AllianzGI International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
AllianzGI International Value Fund | Administrative
Prospectus:
Trading Symbol	AIVAX
AllianzGI International Value Fund | P
Prospectus:
Trading Symbol	AFVPX
AllianzGI International Value Fund | Institutional
Prospectus:
Trading Symbol	ANJIX
AllianzGI International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
AllianzGI International Value Fund | A
Prospectus:
Trading Symbol	AFJAX
AllianzGI Large-Cap Value Fund | P
Prospectus:
Trading Symbol	ALCPX
AllianzGI Large-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	ALNFX
AllianzGI Large-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	ANVIX
AllianzGI Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
AllianzGI Large-Cap Value Fund | A
Prospectus:
Trading Symbol	PNBAX
AllianzGI Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
AllianzGI Mid-Cap Fund | Class P
Prospectus:
Trading Symbol	ARMPX
AllianzGI Mid-Cap Fund | R
Prospectus:
Trading Symbol	PRMRX
AllianzGI Mid-Cap Fund | Institutional
Prospectus:
Trading Symbol	DRMCX
AllianzGI Mid-Cap Fund | C
Prospectus:
Trading Symbol	RMDCX
AllianzGI Mid-Cap Fund | Administrative
Prospectus:
Trading Symbol	DRMAX
AllianzGI Mid-Cap Fund | A
Prospectus:
Trading Symbol	RMDAX
AllianzGI Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	ANPRX
AllianzGI Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX
AllianzGI Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI Small-Cap Fund | R6
Prospectus:
Trading Symbol	ASCFX
AllianzGI Small-Cap Fund | Class P
Prospectus:
Trading Symbol	AZBPX
AllianzGI Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
AllianzGI Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
AllianzGI Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AZBAX
AllianzGI Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX
AllianzGI Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI Technology Fund | P
Prospectus:
Trading Symbol	ARTPX
AllianzGI Technology Fund | Institutional
Prospectus:
Trading Symbol	DRGTX
AllianzGI Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
AllianzGI Technology Fund | Administrative
Prospectus:
Trading Symbol	DGTAX
AllianzGI Technology Fund | A
Prospectus:
Trading Symbol	RAGTX